UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Amendment No. 1 to

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

DAXOR CORPORATION
(Exact name of registrant as specified in charter)

350 Fifth Avenue
Suite 4740
New York, NY 10118
(Address of principal executive offices) (Zip code)

Michael Feldschuh
350 Fifth Avenue
Suite 4740
New York, NY 10118
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-330-8500

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JANUARY 1, 2018 to JUNE 30, 2018

Explanatory Note

On August 24, 2018, the undersigned registrant filed its Certified Shareholder Report on Form N-CSR for the semi-annual period ended June 30, 2018.  The registrant hereby supplements the original Certified Shareholder Report on Form N-CSR to provide the voting results from the 2018 Annual Meeting of Shareholders.  All items of the original Certified Shareholder Report on Form N-CSR (other than Item 12) remain unchanged and are incorporated herein by reference.

The 2018 Annual Meeting of the Shareholders was held at the offices of Daxor on June 27, 2018.  The purpose of the meeting was (1) to elect a board of six directors, each to serve for a term of one year or until his successor shall have been duly elected and qualified, (2) to ratify the appointment of WithumSmith+Brown, PC as the independent registered public accounting firm for the company for the year ending December 31, 2018, (3) to vote on an advisory vote on executive compensation, and (4) to transact such other business as may properly come before the meeting or any adjournment or postponement thereof.

The results of the voting at the Annual Meeting were as follows:

1. To elect a board of six directors:

	Shares Voted For	% of Outstanding Shares	Shares Voted Withhold Authority	% of Outstanding Shares	Shares Abstained	% of Outstanding Shares
Michael Feldschuh	3,602,705	96.6%	-	0%	105,616	2.8%
Jonathan Feldschuh	3,602,214	96.6%	-	0%	106,107	2.8%
Edward Feuer	3,608,640	96.8%	-	0%	99,681	2.7%
James Lombard	3,583,602	96.1%	-	0%	124,719	3.3%
Bernhard Saxe, Esq.	3,548,863	95.2%	-	0%	159,458	4.3%
Martin Wolpoff	3,607,170	96.7%	-	0%	101,151	2.7%

2.  To ratify the appointment of WithumSmith+Brown, PC as the independent registered public accounting firm for the year ending December 31, 2018:

Shares Voted For	% of Outstanding Shares	Shares Voted Against	% of Outstanding Shares	Shares Abstained	% of Outstanding Shares	Broker Non- Vote
3,631,643	97.4%	62,066	1.7%	14,612	0.4%	-

3.  Advisory vote to approve executive compensation:

Shares Voted For	% of Outstanding Shares	Shares Voted Against	% of Outstanding Shares	Shares Abstained	% of Outstanding Shares	Broker Non- Vote
106,538	2.9%	14,312	0.4%%	52,287	1.4%	-

ITEM 12. EXHIBITS.
 (a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.
 (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing.
1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Daxor Corporation

By (Signature and Title)     /s/ Michael Feldschuh
Michael Feldschuh
President and Chief Executive Officer (Principal Executive Officer)

Date: May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Michael Feldschuh
Michael Feldschuh
President and Chief Executive Officer (Principal Executive Officer)

Date: May 22, 2019

By (Signature and Title)     /s/ Robert J. Michel
Robert J. Michel
Chief Financial Officer (Principal Financial Officer)

Date: May 22, 2019

Exhibit 12(a)(2)
CERTIFICATION
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Michael Feldschuh, certify that:

1.	I have reviewed this amended report on Form N-CSR of Daxor Corporation

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:	/s/ Michael Feldschuh
Michael Feldschuh
President (Chief Executive Officer, Principal Executive Officer)

Date: May 22, 2019

Exhibit 12(a)(2)
CERTIFICATION
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Robert J. Michel, certify that:

1.	I have reviewed this amended report on Form N-CSR of Daxor Corporation

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:	/s/ Robert J. Michel
Robert J. Michel
Chief Financial Officer (Chief Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: May 22, 2019

Exhibit 12(b)
CERTIFICATION

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (subsections
(a) and (b) of section 1350, chapter 63 of title 18, United States Code)

In connection with the attached report of Daxor Corporation on the amended Form N-CSR to be filed with the Securities and Exchange Commission (the "Report"), the undersigned officer of the Corporation does hereby certify that, to the best of such officer's knowledge:

1. The Report fully complies with the requirements of 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company as of, and for, the periods presented in the Report.

This certification is furnished as an exhibit solely pursuant to Item 12(b) of Form N-CSR and is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or otherwise subject to the liability of that section. This certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Securities Exchange Act of 1934, as amended, except to the extent that the Company specifically incorporates this certification by reference.

By:	/s/ Michael Feldschuh
Michael Feldschuh
President (Chief Executive Officer, Principal Executive Officer)

Date: May 22, 2019

CERTIFICATION

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (subsections
(a) and (b) of section 1350, chapter 63 of title 18, United States Code)

In connection with the attached report of Daxor Corporation on the amended Form N-CSR to be filed with the Securities and Exchange Commission (the "Report"), the undersigned officer of the Corporation does hereby certify that, to the best of such officer's knowledge:

1. The Report fully complies with the requirements of 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company as of, and for, the periods presented in the Report.

This certification is furnished as an exhibit solely pursuant to Item 12(b) of Form N-CSR and is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or otherwise subject to the liability of that section. This certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Securities Exchange Act of 1934, as amended, except to the extent that the Company specifically incorporates this certification by reference.

By:	/s/ Robert J. Michel
Robert J. Michel
Chief Financial Officer (Chief Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: May 22, 2019